Convertible Debentures - Summary of Detailed Information about Convertible Debentures (Detail) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Convertible debentures [line items]
Convertible debentures	$ 119,581,192	$ 138,190,884
2016 Debentures [member]
Convertible debentures [line items]
Convertible debentures	61,149,632	72,481,375
2017 Debentures [member]
Convertible debentures [line items]
Convertible debentures	$ 58,431,560	$ 65,709,509